Provision for Pension Plan - Over Funded Status (Detail) - BRL (R$) R$ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Total	R$ 1,781,535	R$ 1,700,472	R$ 1,641,861
Current	2,712	1,080	6,539
Total non-current assets	1,778,823	1,699,392	1,635,322
Other Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Total			21,323
TCSPREV plan
Defined Benefit Plan Disclosure [Line Items]
Total	1,392,782	1,329,931	1,272,889
TelemarPrev Plan
Defined Benefit Plan Disclosure [Line Items]
Total	333,105	317,500	362,251
PBS-Telemar Plan
Defined Benefit Plan Disclosure [Line Items]
Total	55,648	53,041	28,044
Pension Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Total non-current assets	R$ 1,778,823	R$ 1,699,392	R$ 1,635,322